Series D Series E Series F And Series G Preferred Units - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended									12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended					1 Months Ended			12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended						12 Months Ended
	Jun. 23, 2011	Jun. 30, 2012	May 18, 2012	Jun. 30, 2012	Dec. 31, 2011	May 25, 2012	Feb. 09, 2011	Dec. 31, 2010	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Jun. 30, 2012 November 17, 2012 [Member]	Dec. 31, 2011 November 17, 2012 [Member]	Jun. 30, 2012 February 21, 2014 [Member]	Dec. 31, 2011 February 21, 2014 [Member]	Jun. 23, 2011 Pegasus IV [Member]	Dec. 31, 2011 Koninklijke Philips Electronics, N.V.	Apr. 27, 2011 Koninklijke Philips Electronics, N.V.	Feb. 09, 2011 Lsgc Holdings [Member]	Jun. 23, 2011 Series E Preferred Stock [Member]	May 02, 2012 Leon Wagner [Member]	Apr. 12, 2012 Leon Wagner [Member]	Feb. 24, 2012 Leon Wagner [Member]	Dec. 01, 2011 Holdings II [Member]	Dec. 01, 2011 Accredited investors [Member]	Dec. 31, 2011 Series F Preferred Stock [Member]	Nov. 17, 2011 Series F Preferred Stock [Member]	Nov. 17, 2011 Series F Preferred Stock [Member] PCA Holdings [Member]	Nov. 17, 2011 Series F Preferred Stock [Member] Leon Wagner [Member]	Dec. 01, 2011 Series G Preferred Units [Member]	Dec. 31, 2011 Series G Preferred Units [Member]	May 18, 2012 Series G Preferred Units [Member]	Nov. 30, 2011 Series G Preferred Units [Member]	Apr. 13, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	May 31, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	May 18, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	Mar. 28, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	Mar. 20, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	Apr. 13, 2012 Series G Preferred Units [Member] Leon Wagner [Member]	Jun. 30, 2012 Series G Preferred Units [Member] Leon Wagner [Member]	Jun. 30, 2012 Series G Preferred Units [Member] Accredited investors [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2010 Series D Preferred Stock [Member]	Dec. 31, 2010 Series D Preferred Stock [Member] Pegasus IV [Member]	Dec. 31, 2010 Series D Preferred Stock [Member] Koninklijke Philips Electronics, N.V.	Dec. 22, 2010 Series D Warrants [Member]	Dec. 31, 2010 Series D Warrants [Member]	Dec. 22, 2010 Series D Warrants [Member] Minimum [Member]	Dec. 22, 2010 Series D Warrants [Member] Maximum [Member]	Apr. 27, 2011 Series D Warrants [Member] Koninklijke Philips Electronics, N.V.	Dec. 22, 2010 Series D Warrants [Member] Koninklijke Philips Electronics, N.V.	Feb. 09, 2011 Series D Warrants [Member] Lsgc Holdings [Member]	Feb. 09, 2011 Series Warrants Lsgc Holdings [Member]	Dec. 31, 2011 Series E Preferred Stock [Member]	Dec. 31, 2010 Series E Preferred Stock [Member]	Dec. 31, 2010 Series E warrants [Member]
Class of Stock [Line Items]
Number of shares in each preferred unit															235,295					2,000	1,000	2,000	12,958	9,650		40,000	10,000	1,500	34,108	39,358	18,250		15,650	17,650	2,000	2,000	2,000	4,500	6,500	13,250		67,260,304
Issue price per Preferred Unit		$ 0.001		$ 0.001	$ 0.001	$ 1,000		$ 0.001																		$ 1,000
Common stock, par value		$ 0.001		$ 0.001	$ 0.001			$ 0.001																		$ 0.001
Gross proceeds of outstanding Series G Preferred Stock in Subsequent Issuance						$ 67,100,000																				$ 50,000,000				$ 50,000,000
Consideration from Preferred Units issued																											10,000,000	1,500,000	22,600,000	34,100,000	18,300,000	52,400,000										25,400,000
Issue price per Preferred Unit															$ 127.50														$ 1,000	$ 1,000
Common stock in One Series G Unit			83																										83
Accretion of preferred stock																														239,000												49,000,000												24,100,000
Number of shares in each preferred unit																														34,108
Annual cumulative dividend, percentage				10.00%	10.00%						15.00%	15.00%	18.00%	18.00%																																							13.454%
Annual cumulative dividend		777,000.0		1,800,000	238,000																																																127.50
Principal and accrued interest on convertible note issued																																											35,200,000	5,400,000
Guaranty fees payable																																											1,600,000
Number of common shares issued for outstanding preferred stock																																										44,072,123
Common stock, exercise price																																													$ 6.00					$ 12.00
Reduction in exercise price of warrants																																															$ 5.90	$ 5.92		$ 11.90
Warrants exercise price									$ 1.04	$ 1.05						$ 7.05
Increase (decrease) in fair value of warrants																																														155,500,000
Common stock shares issued		206,947,124		206,947,124	204,815,210		54,500,000	125,595,418									1,359,273	54,500,000
Agreed common stock to return by LSGC holdings for exchange																																																	5,330,482		60,758,777	942,857
Proceeds from Preferred Units issued															30,000,000										9,295,105					18,911,366			15,700,000					4,500,000			18,693,563												5,937,669
Common stock in one Series E unit	50				50
Purchase price of warrant per share																			$ 7.0																																		$ 7.00
Decrease in fair value of warrants																																																							$ 5,000,000